Liabilities by Maturity - Schedule of Maturity of Non-Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Non Financial Liabilities By Maturity Schedule [Line Items]
Deposits from banks	€ 36,821	€ 31,964	€ 33,813
Customer deposits	539,828	522,908
Financial liabilities at fair value through profit or loss
- other trading liabilities	47,683	43,874
- trading derivatives	25,913	39,293
- non-trading derivatives	2,331	3,541
- designated at fair value through profit or loss	11,215	12,266
Debt securities in issue	96,086	103,234
Subordinated loans	15,968	17,223	€ 16,411
Financial liabilities	775,845	774,303
Other liabilities	18,889	20,050
Non-financial liabilities	18,889	20,050
Total liabilities	794,734	794,353
Coupon interest due on financial liabilities	23,273	22,362
Less than 1 month [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [Line Items]
Deposits from banks	10,002	11,874
Customer deposits	494,701	476,373
Financial liabilities at fair value through profit or loss
- other trading liabilities	29,755	26,101
- trading derivatives	2,476	3,172
- non-trading derivatives	339	378
- designated at fair value through profit or loss	413	381
Debt securities in issue	3,296	3,171
Financial liabilities	540,982	521,450
Other liabilities	9,773	10,403
Non-financial liabilities	9,773	10,403
Total liabilities	550,755	531,853
Coupon interest due on financial liabilities	1,109	1,081
1-3 months [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [Line Items]
Deposits from banks	648	506
Customer deposits	17,190	16,521
Financial liabilities at fair value through profit or loss
- other trading liabilities	11,530	12,334
- trading derivatives	2,420	3,153
- non-trading derivatives	121	192
- designated at fair value through profit or loss	838	505
Debt securities in issue	14,657	14,965
Subordinated loans		1,043
Financial liabilities	47,404	49,219
Other liabilities	1,915	1,943
Non-financial liabilities	1,915	1,943
Total liabilities	49,319	51,162
Coupon interest due on financial liabilities	1,035	1,160
3-12 months [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [Line Items]
Deposits from banks	1,687	2,060
Customer deposits	19,647	20,698
Financial liabilities at fair value through profit or loss
- other trading liabilities	1,866	1,096
- trading derivatives	4,520	7,495
- non-trading derivatives	226	700
- designated at fair value through profit or loss	1,353	1,627
Debt securities in issue	26,434	22,350
Subordinated loans		749
Financial liabilities	55,733	56,775
Other liabilities	4,240	4,428
Non-financial liabilities	4,240	4,428
Total liabilities	59,973	61,203
Coupon interest due on financial liabilities	2,852	3,355
1-5 years [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [Line Items]
Deposits from banks	21,893	14,324
Customer deposits	5,761	6,720
Financial liabilities at fair value through profit or loss
- other trading liabilities	1,506	1,910
- trading derivatives	8,224	13,785
- non-trading derivatives	715	1,844
- designated at fair value through profit or loss	3,700	4,485
Debt securities in issue	37,717	44,089
Subordinated loans		2,010
Financial liabilities	79,516	89,167
Other liabilities	1,757	2,201
Non-financial liabilities	1,757	2,201
Total liabilities	81,273	91,368
Coupon interest due on financial liabilities	9,591	10,948
Over 5 Years [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [Line Items]
Deposits from banks	2,591	3,200
Customer deposits	2,529	2,583
Financial liabilities at fair value through profit or loss
- other trading liabilities	2,390	1,908
- trading derivatives	5,947	11,602
- non-trading derivatives	886	1,478
- designated at fair value through profit or loss	5,058	5,170
Debt securities in issue	12,249	20,522
Subordinated loans	10,601	5,985
Financial liabilities	42,251	52,448
Other liabilities	1,204	1,075
Non-financial liabilities	1,204	1,075
Total liabilities	43,455	53,523
Coupon interest due on financial liabilities	8,686	5,818
Maturity not applicable [member]
Financial liabilities at fair value through profit or loss
Subordinated loans	5,176	7,204
Financial liabilities	5,176	7,204
Total liabilities	5,176	7,204
Adjustment [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [Line Items]
Customer deposits		13
Financial liabilities at fair value through profit or loss
- other trading liabilities	636	525
- trading derivatives	2,326	86
- non-trading derivatives	44	(1,051)
- designated at fair value through profit or loss	(147)	98
Debt securities in issue	1,733	(1,863)
Subordinated loans	191	232
Financial liabilities	4,783	(1,960)
Total liabilities	€ 4,783	€ (1,960)